Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2020	$ 16,785	$ (15,441)	$ 5,813,745	$ 6,693,120	$ 779,094	$ (367,581)	$ 12,919,722	$ 805,084	$ 13,724,806
Balance (in Shares) at Jun. 30, 2020	1,678,492
Shares issued for acquisition of non-controlling interests	$ 1,065		829,373			(25,354)	805,084	(805,084)
Shares issued for acquisition of non-controlling interests (in Shares)	106,509
Net income for the period				4,267,542			4,267,542		4,267,542
Appropriation of statutory reserve				(462,479)	462,479
Foreign currency translation adjustment						1,335,757	1,335,757		1,335,757
Balance at Jun. 30, 2021	$ 17,850	(15,441)	6,643,118	10,498,183	1,241,573	942,822	19,328,105		19,328,105
Balance (in Shares) at Jun. 30, 2021	1,785,001
Capital contribution from shareholders								108,437	108,437
Issuance of Class A Ordinary Shares	$ 6,200		33,515,525				33,521,725		33,521,725
Issuance of Class A Ordinary Shares (in Shares)	620,000
Foreign currency translation loss						(873,803)	(873,803)		(873,803)
Net income for the period				787,958			787,958	(100,070)	687,888
Appropriation of statutory reserve				(257,796)	257,796
Balance at Jun. 30, 2022	$ 24,050	(15,441)	40,158,643	11,028,345	1,499,369	69,019	52,763,985	8,367	52,772,352
Balance (in Shares) at Jun. 30, 2022	2,405,001
Capital contribution from shareholders								338,132	338,132
Acquisition of Non-controlling interests			15,617				15,617	(15,617)
Foreign currency translation loss						(1,713,891)	(1,713,891)	39,251	(1,674,640)
Net income for the period				(24,330,415)			(24,330,415)	(927,281)	(25,257,696)
Appropriation of statutory reserve				(37,859)	37,859
Balance at Jun. 30, 2023	$ 24,050	$ (15,441)	$ 40,174,260	$ (13,339,929)	$ 1,537,228	$ (1,644,872)	$ 26,735,296	$ (557,148)	$ 26,178,148
Balance (in Shares) at Jun. 30, 2023	2,405,001